Platform Development (Details Narrative) - The Arena Group Holdings Inc [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Amortization expense			$ 119	$ 257	$ 257	$ 1,192
Platform Development [Member]
Property, Plant and Equipment [Line Items]
Amortization expense					5,822	4,485
Amortization expense			$ 64		$ 210	$ 436